Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue
Commercialization revenue	$ 5,003	$ 3,641	$ 1,444
Milestone Revenue	11,000	13,334	500
Interest revenue	719	366	468
Total Revenue	16,722	17,341	2,412
Clinical trial and research & development	(37,927)	(42,863)	(38,141)
Manufacturing production & development	(10,912)	(3,640)	(8,313)
Employee benefits
Salaries and employee benefits	(19,504)	(19,343)	(20,039)
Defined contribution superannuation expenses	(339)	(374)	(362)
Equity settled share-based payment transactions	(4,368)	(6,199)	(5,276)
Total Employee benefits	(24,211)	(25,916)	(25,677)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(562)	(909)	(1,578)
Intellectual property amortization	(1,577)	(1,741)	(1,479)
Total Depreciation and amortization of non-current assets	(2,139)	(2,650)	(3,057)
Other Management & administration expenses
Overheads & administration	(11,356)	(8,477)	(8,128)
Consultancy	(3,360)	(3,295)	(3,329)
Legal, patent and other professional fees	(4,098)	(3,436)	(4,452)
Intellectual property expenses (excluding the amount amortized above)	(2,795)	(3,065)	(2,889)
Total Other Management & administration expenses	(21,609)	(18,273)	(18,798)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(6,264)	10,541	(130)
Total Fair value remeasurement of contingent consideration	(6,264)	10,541	(130)
Other operating income and expenses
Remeasurement of borrowing arrangements	(752)
Research & development tax incentive	(74)	1,807	1,532
Foreign exchange gains/(losses)	(208)	161	(43)
Foreign withholding tax paid	(52)	(656)
Total Other operating income and expenses	(1,086)	1,312	1,489
Finance (costs)/gains
Remeasurement of borrowing arrangements	376
Interest expense	(11,704)	(1,829)
Total Finance costs	(11,328)	(1,829)
Loss before income tax	$ (98,754)	$ (65,977)	$ (90,215)